Post-employee benefit plans	6 Months Ended
Jun. 30, 2021
Employee Benefits [Abstract]
Post-employment benefit plans

Note 11	Post-employment benefit plans
Post-employment benefit plans cost
We provide pension and other benefits for most of our employees. These include defined benefit (DB) pension plans, defined contribution (DC) pension plans and other post-employment benefits (OPEBs).
COMPONENTS OF POST-EMPLOYMENT BENEFIT PLANS SERVICE COST

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2021	2020	2021	2020
DB pension	(56)	(55)	(111)	(109)
DC pension	(26)	(26)	(62)	(62)
OPEBs	—	—	(1)	(1)
Less:
Capitalized benefit plans cost	19	17	37	33
Total post-employment benefit plans service cost	(63)	(64)	(137)	(139)
COMPONENTS OF POST-EMPLOYMENT BENEFIT PLANS FINANCING COST

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2021	2020	2021	2020
DB pension	2	(2)	5	(5)
OPEBs	(7)	(9)	(15)	(18)
Total interest on post-employment benefit obligations	(5)	(11)	(10)	(23)
FUNDED STATUS OF POST-EMPLOYMENT BENEFIT PLANS
The following table shows the funded status of our post-employment benefit obligations.

	FUNDED		PARTIALLY FUNDED(1)		UNFUNDED(2)		TOTAL
FOR THE PERIOD ENDED	JUNE 30, 2021	DECEMBER 31, 2020	JUNE 30, 2021	DECEMBER 31, 2020	JUNE 30, 2021	DECEMBER 31, 2020	JUNE 30, 2021	DECEMBER 31, 2020
Present value of post- employment benefit obligations	(23,838)	(26,421)	(1,828)	(2,011)	(289)	(317)	(25,955)	(28,749)
Fair value of plan assets	27,071	27,727	400	402	—	—	27,471	28,129
Plan surplus (deficit)	3,233	1,306	(1,428)	(1,609)	(289)	(317)	1,516	(620)
(1)The partially funded plans consist of supplementary executive retirement plans (SERPs) for eligible employees and certain OPEBs. The company partially funds the SERPs through letters of credit and a retirement compensation arrangement account with the Canada Revenue Agency. Certain paid-up life insurance benefits are funded through life insurance contracts.
(2)Our unfunded plans consist of certain OPEBs, which are paid as claims are incurred.

In Q2 2021, we recorded an increase in our post-employment benefit plans and a gain, before taxes, in Other comprehensive income (loss) from continuing operations of $574 million due to an increase in the fair value of plan assets of $962 million as a result of an actual gain on plan assets of 4.4%, partly offset by an increase in the present value of our post-employment benefit obligations of ($388) million as a result of a decrease in the discount rate to 3.3% at June 30, 2021, compared to 3.4% at March 31, 2021.
During the first half of 2021, we recorded an increase in our post-employment benefit plans and a gain, before taxes, in Other comprehensive income (loss) from continuing operations of $2,139 million due to a decrease in the present value of our post-employment benefit obligations of $2,569 million as a result of an increase in the discount rate to 3.3% at June 30, 2021, compared to 2.6% at December 31, 2020, partly offset by a decrease in the fair value of plan assets of ($430) million as a result of an actual loss on plan assets of 0.1%.